Schedule of assumptions used in determining the fair value convertible note (Details) - Segment	Dec. 31, 2024	Aug. 31, 2024
Measurement Input, Share Price [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt instrument, measurement input	1.80	6.28
Measurement Input, Risk Free Interest Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt instrument, measurement input	4.09	4.11
Measurement Input, Price Volatility [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt instrument, measurement input	47.23	36.86
Measurement Input, Expected Dividend Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt instrument, measurement input	13.90	15.55